Related Parties (Details) - Schedule of transactions - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of transactions [Abstract]
Sales and marketing	[1]	$ 7,362	$ 549	$ 3
General and administrative	[1]	1,236	1,280	99
Fair value adjustment of INX Token and derivative liabilities	[1]	8,693	3,852	262
total	[1]	$ 17,291	$ 5,681	$ 364

[1]	Excluding benefit to key management personnel (See c below).